FAIR VALUE MEASUREMENTS (Details Textuals) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0.0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0.0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	0.0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount	0.0
Assets, Fair Value Disclosure, Nonrecurring	$ 0.0	$ 0.0	$ 0.0